Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2024
Opening net book value	255	24,073	1,239	—	25,567
Additions	79	2,500	—	—	2,579
Amortization charge	(126)	(2,687)	(145)	—	(2,958)
Exchange rate differences	(2)	62	11	—	71
CLOSING NET BOOK VALUE	205	23,948	1,104	—	25,258
AS AT DECEMBER 31, 2024
Cost	5,823	83,349	7,345	—	96,516
Accumulated amortization and impairment	(5,618)	(59,400)	(6,240)	—	(71,258)
CLOSING NET BOOK VALUE	205	23,948	1,104	—	25,258

in € thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2023
Opening net book value	585	26,731	1,394	—	28,711
Additions	85	—	—	—	85
Amortization charge	(420)	(2,683)	(160)	—	(3,262)
Disposals	—	—	—	—	—
Exchange rate differences	4	24	4	—	33
CLOSING NET BOOK VALUE	255	24,073	1,239	—	25,567
AS AT DECEMBER 31, 2023
Cost	6,368	80,562	7,314	—	94,244
Accumulated amortization and impairment	(6,113)	(56,489)	(6,075)	—	(68,677)
CLOSING NET BOOK VALUE	255	24,073	1,239	—	25,567